Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
Total
$

Cost
Balance, December 31, 2018	12,101
Impact of change in presentation currency	367
Balance, December 31, 2019	12,468

Accumulated amortization
Balance, December 31, 2017	6,721
Amortization	1,808
Impact of change in presentation currency	(584)
Balance, December 31, 2018	7,945
Impairment	2,952
Amortization	1,320
Impact of change in presentation currency	251
Balance, December 31, 2019	12,468

Net carrying amounts
December 31, 2018	4,156
December 31, 2019	-